CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 22,766	$ 20,017	$ 18,021
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	324,828	288,852	228,906
Disbursements for loans held for sale	(322,342)	(285,608)	(226,550)
Provision for loan losses	(1,309)	(2,714)	(3,136)
Deferred income tax expense	8,064	8,997	8,918
Deferred loan fees	(1,911)	(1,234)	(753)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	5,216	4,553	3,014
Net gains on mortgage loans	(10,566)	(7,448)	(5,628)
Net gains on securities	(563)	(20)	(329)
Securities impairment recognized in earnings	0	0	9
Net (gains) losses on other real estate and repossessed assets	250	(180)	(500)
Vehicle service contract counterparty contingencies	(50)	119	199
Share based compensation	1,620	1,477	1,192
Litigation settlement expense	2,300	0	0
Loss on sale of payment plan business	320	0	0
Net gain on branch sale	0	(1,193)	0
Gain on extinguishment of debt	0	0	(500)
Increase in accrued income and other assets	(5,478)	(1,387)	(2,579)
Increase (decrease) in accrued expenses and other liabilities	838	(196)	(7,213)
Total Adjustments	1,217	4,018	(4,950)
Net Cash From Operating Activities	23,983	24,035	13,071
Cash Flow Used in Investing Activities
Proceeds from the sale of securities available for sale	64,103	12,037	14,633
Proceeds from the maturity of securities available for sale	40,530	36,808	58,220
Principal payments received on securities available for sale	162,499	130,232	84,487
Purchases of securities available for sale	(297,925)	(234,693)	(224,946)
Purchases of interest bearing deposits - time	0	(4,595)	(2,401)
Proceeds from the maturity of interest bearing deposits - time	6,253	6,222	6,719
Redemption of Federal Home Loan Bank and Federal Reserve Bank stock	371	4,906	3,814
Purchase of Federal Reserve Bank stock	(443)	(458)	(314)
Net increase in portfolio loans (loans originated, net of principal payments)	(107,472)	(74,343)	(37,195)
Purchase of portfolio loans	(15,000)	(32,872)	0
Net cash paid for branch sale	0	(7,229)	0
Proceeds from the collection of vehicle service contract counterparty receivables	4,786	1,092	385
Proceeds from the sale of other real estate and repossessed assets	4,251	6,179	18,471
Proceeds from bank-owned life insurance	2,235	0	0
Proceeds from the sale of property and equipment	416	555	309
Capital expenditures	(3,459)	(4,354)	(4,298)
Net Cash Used in Investing Activities	(138,855)	(160,513)	(82,116)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	139,756	170,314	39,496
Net decrease in other borrowings	0	(1)	(1)
Proceeds from Federal Home Loan Bank advances	0	100	100
Payments of Federal Home Loan Bank Advances	(2,521)	(615)	(4,817)
Net decrease in vehicle service contract counterparty payables	(279)	(1,180)	(2,112)
Dividends paid	(7,274)	(5,896)	(4,129)
Proceeds from issuance of common stock	82	112	97
Repurchase of common stock	(16,854)	(13,498)	0
Share based compensation withholding obligation	(627)	(1,091)	0
Redemption of subordinated debt	0	0	(4,654)
Net Cash From Financing Activities	112,283	148,245	23,980
Net Increase (Decrease) in Cash and Cash Equivalents	(2,589)	11,767	(45,065)
Cash and Cash Equivalents at Beginning of Period	85,783	74,016	119,081
Cash and Cash Equivalents at End of Period	83,194	85,783	74,016
Cash paid during the year for
Interest	6,416	5,769	7,365
Income taxes	563	295	216
Transfers to other real estate and repossessed assets	2,355	6,694	6,143
Transfer of payment plan receivables to vehicle service contract counterparty receivables	200	1,203	180
Purchase of securities available for sale and interest bearing deposits - time not yet settled	1,582	0	265
Transfers to payment plan receivables and other assets held for sale	33,360	0	0
Transfers to other liabilities held for sale	$ 718	$ 0	$ 0